Fair Value Measurements - Schedule of Change in Fair Value of Convertible Notes (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Schedule of Change in Fair Value of Convertible Notes [Line Items]
Balance	$ 68,461	$ 20,274	$ 15,604	$ 15,604
Note issuance during the period	3,972	10,130	3,457
Loss on extinguishment		22,183
Conversion into Common stock	(87,010)
Change in estimated fair value	14,577	15,874	1,213
Balance		$ 68,461	$ 20,274